Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,000,000
Previously Paid Amount	0.00
Total Fee Amount	2,485.80
Total Offset Amount	0.00
Net Fee	2,485.80
Narrative - Max Aggregate Offering Price	$ 18,000,000
Final Prospectus	true